UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2018

Deep Value ETF
Ticker: DVP

Deep Value ETF

Deep Value ETF

(Unaudited)

Dear DVP Shareholders,

Thank you for your investment in Deep Value ETF (the “Fund” or “DVP”). The information presented in this report relates to the operations of DVP for the six-month period ended February 28, 2018 (the “Period”).

As a reminder, the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the TWM Deep Value Index (the “Index”). The Index is comprised of 20 undervalued dividend paying stocks within the S&P 500 Index with solid balance sheets, earnings and strong free cash flow. The companies within the Index are weighted based on a rules-based assessment of their valuations so that stocks that are most attractively valued receive a higher weight.

For the Period, the Fund was up 22.08% at NAV. This compares to the S&P 500 Index, a broad market index that was up 10.84% during the same Period.

The largest positive contributor to return for the Period was Seagate Technology PLC (STX), gaining 63.59% and adding 4.51% to the return of the Fund. The second largest contributor was Kohl’s Corporation (KSS), gaining 69.07% and contributing 2.87% to the return of the Fund for the Period. The third most positive contributor for the Period was Macy’s, Inc. (M), gaining 44.83% and adding 2.62% to the return of the Fund.

The largest negative contributor to return for the Period was Gilead Sciences, Inc. (GILD), down 5.07% and detracting 0.63% from the return of the Fund. The second largest negative contributor was Xerox Corporation (XRX), down 5.00% and detracting 0.60% from the return of the Fund. The third largest detractor to return for the Period was H&R Block, Inc. (HRB), declining 8.95% and reducing the return of the Fund by 0.39%.

As a reminder, the full Index is reconstituted annually in September. That portion of the Index with the ten smallest weighted companies is rebalanced quarterly in December, March, and June.

We appreciate your investment in Deep Value ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Deep Value ETF

(Unaudited)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Earnings growth is not representative of the Fund’s future performance.

Free Cash Flow – a measure of performance calculated as operating cash flow minus capital expenditures.

TMW Deep Value Index – The Index is constructed using an objective, rules-based methodology that begins with an initial universe that mirrors the companies listed on the S&P 500® Index. The universe of companies is then narrowed to include only companies that have positive earnings and returns on invested capital, generate free cash flow, and currently pay a dividend.  The remaining companies are then evaluated based on valuation metrics. The companies within the Index are weighted based on a rules-based assessment of their valuations relative to each other so that, at the time of each reconstitution, the 5 most undervalued companies are each weighted at 7.5%, the next 5 most undervalued companies are each weighted at 4.5% and the next 10 most undervalued companies are each weighted at 4.0%. From time to time, the Index may include more or less than 20 companies as a result of events such as acquisitions, spin-offs and other corporate actions.

Standard & Poor’s 500 (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the Schedule of Investments on page 4.

Deep Value ETF is distributed by Quasar Distributors, LLC.

Deep Value ETF

PORTFOLIO ALLOCATION
As of February 28, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	47.0%
Information Technology	19.5
Health Care	10.2
Consumer Staples	7.6
Materials	4.3
Industrials	4.0
Telecommunication Services	3.9
Financials	3.3
Other Assets in Excess of Liabilities	0.1
Short-Term Investments	0.1
Total	100.0%

Deep Value ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 99.8%

	Consumer Discretionary – 47.0%
128,530	Comcast Corporation – Class A	$4,654,071
130,905	Foot Locker, Inc.	6,009,848
186,299	Gap, Inc.	5,883,322
171,135	H & R Block, Inc.	4,334,849
113,531	Kohl’s Corporation	7,503,264
361,616	Macy’s, Inc.	10,635,127
109,547	Nordstrom, Inc.	5,620,857
53,012	Ralph Lauren Corporation	5,610,790
138,177	Target Corporation	10,419,928
		60,672,056
	Consumer Staples – 7.6%
69,558	CVS Health Corporation	4,711,163
187,856	Kroger Company	5,094,655
		9,805,818
	Financials – 3.3%
112,035	Franklin Resources, Inc.	4,332,393

	Health Care – 10.2%
57,739	AmerisourceBergen Corporation	5,494,443
96,648	Gilead Sciences, Inc.	7,609,097
		13,103,540
	Industrials – 4.0%
94,935	Delta Air Lines, Inc.	5,116,997

	Information Technology – 19.5%
174,558	Juniper Networks, Inc.	4,479,158
244,495	Seagate Technology plc	13,056,033
249,364	Xerox Corporation	7,560,717
		25,095,908
	Materials – 4.3%
85,627	Nucor Corporation	5,600,006

	Telecommunication Services – 3.9%
137,520	AT&T, Inc.	4,991,976
	TOTAL COMMON STOCKS (Cost $113,402,503)	128,718,694

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

SCHEDULE OF INVESTMENTS
February 28, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS – 0.1%
89,450	Invesco Short Term Investments Trust – Government
	& Agency Portfolio, Institutional Class, 1.30%*	$89,450
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $89,450)	89,450
	TOTAL INVESTMENTS – 99.9%
	(Cost $113,491,953)	128,808,144
	Other Assets in Excess of Liabilities – 0.1%	152,332
	NET ASSETS – 100.0%	$128,960,476

Percentages are stated as a percent of net assets.

	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
*	Rate shown is the annualized seven-day yield as of February 28, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF ASSETS & LIABILITIES
February 28, 2018 (Unaudited)

ASSETS
Investments in securities, at value (Cost $113,491,953)	$128,808,144
Dividends and interest receivable	188,786
Total assets	128,996,930
LIABILITIES
Management fees payable, net of waiver	36,454
Total liabilities	36,454
NET ASSETS	$128,960,476

Net assets consist of:
Paid-in capital	$133,022,048
Undistributed (accumulated) net investment income (loss)	305,033
Accumulated net realized gain (loss) on investments	(19,682,796)
Net unrealized appreciation (depreciation) on investments	15,316,191
Net assets	$128,960,476

Net Asset Value:
Net assets	$128,960,476
Shares outstanding^	3,750,000
Net asset value, offering and redemption price per share	$34.39

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENT OF OPERATIONS
For the Six-Months Ended February 28, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$1,919,325
Interest	1,489
Total investment income	1,920,814

EXPENSES
Management fees	435,915
Total expenses	435,915
Less: fees waived	(218,875)
Less: adviser reimbursement	(30,758)
Net expenses	186,282
Net investment income (loss)	1,734,532

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	9,753,999
Change in unrealized appreciation (depreciation) on investments	9,883,779
Net realized and unrealized gain (loss) on investments	19,637,778
Net increase (decrease) in net assets
resulting from operations	$21,372,310

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
OPERATIONS
Net investment income (loss)	$1,734,532	$1,442,008
Net realized gain (loss) on investments	9,753,999	14,996,732
Change in unrealized appreciation
(depreciation) on investments	9,883,779	(3,014,627)
Net increase (decrease) in net assets
resulting from operations	21,372,310	13,424,113

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,696,885)	(1,207,117)
Total distributions to shareholders	(1,696,885)	(1,207,117)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	79,099,800	75,627,445
Payments for shares redeemed	(67,066,290)	(65,941,655)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	12,033,510	9,685,790
Net increase (decrease) in net assets	$31,708,935	$21,902,786

NET ASSETS
Beginning of period/year	$97,251,541	$75,348,755
End of period/year	$128,960,476	$97,251,541
Undistributed (accumulated) net
investment income (loss)	$305,033	$267,386

(a)  A summary of capital share transactions is as follows:

	Six-Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
	Shares	Shares
Subscriptions	2,550,000	2,950,000
Redemptions	(2,200,000)	(2,600,000)
Net increase (decrease)	350,000	350,000

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months Ended
	February 28,		Year Ended		Year Ended	Period Ended
	2018		August 31,		August 31,	August 31,
	(Unaudited)		2017		2016	2015(1)
Net asset value,
beginning of period/year	$28.60		$24.70		$22.62	$24.75
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.50		0.44		0.87	0.50
Net realized and unrealized
gain (loss) on investments	5.78		3.84		2.38	(2.21)
Total from investment operations	6.28		4.28		3.25	(1.71)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.49)		(0.38)		(1.17)	(0.42)
Total distributions	(0.49)		(0.38)		(1.17)	(0.42)
CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		—		—	0.00	(8)
Net asset value,
end of period/year	$34.39		$28.60		$24.70	$22.62
Total return	22.08	%(3)	17.43%		14.99%	(7.03	)%(3)
SUPPLEMENTAL DATA:
Net assets at end of
period/year (000’s)	$128,960		$97,252		$75,349	$208,129
RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived
and reimbursed	0.80	%(4)	0.80%		0.80%	0.80	%(4)
Expenses after fees waived
and reimbursed	0.34	%(4)(5)	0.58	%(6)	0.80%	0.80	%(4)
Net investment income (loss) before
fees waived and reimbursed	2.72	%(4)	1.43%		3.83%	2.13	%(4)
Net investment income (loss) after
fees waived and reimbursed	3.18	%(4)(5)	1.65	%(6)	3.83%	2.13	%(4)
Portfolio turnover rate(7)	93	%(3)	201%		206%	62	%(3)

(1)	Commencement of operations on September 22, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
Effective January 1, 2017 the Adviser contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund until at least December 31, 2018. The Adviser has voluntarily waived an additional (0.19%) during the six-months ended February 28, 2018 and reimbursed the Fund an additional $30,756.

(6)
Effective January 1, 2017 the Adviser contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund and voluntarily agreed to waive an additional 10 basis points (0.10%) of its management fee during the period from January 1, 2017 through August 31, 2017.

(7)	Excludes the impact of in-kind transactions.
(8)	Represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Deep Value ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expenses and fees, track the TWM Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$128,718,694	$—	$—	$128,718,694
Short-Term Investments	89,450	—	—	89,450
Total Investments
in Securities	$128,808,144	$—	$—	$128,808,144

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the six-months ended February 28, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to February 28, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Mellon Capital Management Corporation, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.80% at an annual rate based on the Fund’s average daily net assets.  Effective January 1, 2017, The Fund’s Adviser has contractually agreed to waive 0.21% of its Adviser fees for the Fund until at least December 31, 2018.  This agreement may be terminated only by, or with the consent of, the Board.  The Adviser additionally voluntarily waived 0.19% of its Adviser fees during the six-months ended February 28, 2018. During the six-month period, the Adviser also reimbursed the Fund an additional $30,758.  Voluntary waivers of fees and expense reimbursements may be reduced or eliminated at any time.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six-months ended February 28, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $103,154,350 and $105,334,627, respectively.

During the six-months ended February 28, 2018, there were no purchases or sales of U.S. Government securities.

During the six-months ended February 28, 2018, in-kind transactions associated with creations and redemptions were $78,967,936 and $64,846,269, respectively.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the six-months ended February 28, 2018.

During the six-months ended February 28, 2018 and year ended August 31, 2017, the Fund paid distributions, characterized as ordinary income, of $1,696,885 and $1,207,117, respectively.

The cost basis of investments for federal income tax purposes as of February 28, 2018 was as follows+:

Tax cost of investments	$113,491,953
Gross tax unrealized appreciation	17,608,244
Gross tax unrealized depreciation	(2,292,053)
Total unrealized appreciation/(depreciation)	$15,316,191

+
Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer

As of August 31, 2017, the Fund’s components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Total unrealized appreciation/(depreciation)	$5,055,390
Undistributed ordinary income	267,386
Undistributed long-term capital gains	—
Total distributable earnings	267,386
Other accumulated gain/(loss)	(29,059,773)
Total accumulated gain/(loss)	$(23,736,997)

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

The difference between the cost basis for financial statement and federal income tax purposes was due primarily to wash sales.

As of August 31, 2017, the Fund deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of August 31, 2017, the Fund had a short-term capital loss carryforward of $26,562,784 and long-term capital loss carryforward of $2,496,989. These amounts do not have an expiration date. During the year ended August 31, 2017, the Fund utilized $2,681,277 of its capital loss carryforward.

NOTE 6 – SHARE TRANSACTION

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”) Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited) (Continued)

NOTE 7 – PRINCIPAL RISKS

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Deep Value ETF

EXPENSE EXAMPLE
For the Six-Months Ended February 28, 2018 (Unaudited)

As a shareholder of Deep Value ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 – February 28, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the
	September 1, 2017	February 28, 2018	Period(1)
Actual	$1,000.00	$1,220.80	$1.87
Hypothetical (5% annual	$1,000.00	$1,023.11	$1.71
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.34%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 18, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Deep Value ETF (“Deep Value” or the “Fund”); and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of Deep Value, and Mellon Capital Management Corporation (“Mellon Capital” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser, the Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on the Fund and each firm over the course of the year, and the Board considered that information alongside the Materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the Materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to the Fund, such as overseeing the activities of the Sub-Adviser, including whether the Fund exhibits any significant tracking error relative to its underlying index, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding the Fund’s performance as of December 31, 2017 in the Materials. The Board considered that, because the objective of the Fund is to track the performance of an applicable index managed by a third-party that is not affiliated with the Adviser and the trading for the Fund is handled by the Sub-Adviser, the Fund’s performance was not the direct result of investment decisions made by the Adviser. Consequently, the Board determined that the specific performance of the Fund was not directly relevant to its consideration of the Adviser’s services; however, the Board noted that it considered the Adviser’s oversight of the Sub-Adviser, including oversight of any significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of the Adviser’s services, as described above.

Cost of Services Provided and Economies of Scale.  The Board then reviewed the expense ratio, which they noted was reflective of a contractual waiver, for the Fund and compared it to the universe of U.S. Mid-Cap Value exchange traded funds (“ETFs”) as reported by Morningstar (“Category Peer Group”). The Board noted that the net of waiver expense ratio was significantly above the median for the Category Peer Group, but also noted that many of the peer ETFs were significantly larger than Deep Value. The Board further noted that the peer group contained a significant number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

the Fund and its sponsor, taking into account analyses of the Adviser’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that Mellon Capital would continue to provide investment management services to the Fund. The Board noted the responsibilities that Mellon Capital has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund, determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by Mellon Capital, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs. The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of December 31, 2017. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index before fees and expenses. The Board noted that for the one-year, three-year, and since inception periods ended December 31, 2017, the Fund’s tracking error was in line with its expense ratio.

Deep Value ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by the Adviser to Mellon Capital for its services to the Fund. The Board considered that the fees paid to Mellon Capital are paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and Mellon Capital. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Deep Value ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.dvpfund.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.dvpfund.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800)-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.dvpfund.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.dvpfund.com.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Mellon Capital Management Corporation
50 Fremont Street, Suite 3900
San Francisco, California  94105

Index Provider
Tiedemann Wealth Management, LLC
520 Madison Ave, 26th Floor
New York, New York  10022

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Ave., 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

Deep Value ETF
Symbol – DVP
CUSIP – 26922A701

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    May 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Feardy
Paul R. Fearday, President (principal executive officer)

Date    May 3, 2018

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    May 3, 2018

* Print the name and title of each signing officer under his or her signature.